RELATED PARTY TRANSACTIONS (Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Fees paid	35,932	17,661	18,191
Jian Guo Inns [Member]
Related Party Transaction [Line Items]
Fees paid	2,050	2,800	2,800